UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-02739 and 811-10179

Name of Fund: BlackRock Basic Value Fund, Inc. and Master Basic Value LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock
Basic Value Fund, Inc. and Master Basic Value LLC , 40 East 52nd Street, New York, NY
10022

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2011

Date of reporting period: 12/31/2010

Item 1 – Report to Stockholders

December 31, 2010

Semi-Annual Report (Unaudited)

BlackRock Basic Value Fund, Inc.

Not FDIC Insured • No Bank Guarantee • May Lose Value

2 BLACKROCK BASIC VALUE FUND, INC. DECEMBER 31, 2010

Dear Shareholder

Economic data fluctuated widely throughout 2010 as the global economy continued to emerge from the “Great Recession.” As the year drew to a close, it became clear that cyclical stimulus had beaten out structural problems as economic data releases generally became more positive and finan-
cial markets showed signs of continuing improvement.

Debt and deflationary risks remained present throughout 2010, causing central banks worldwide to respond with unprecedented actions, most notably a second round of quantitative easing (informally known as “QE2”) from the US Federal Reserve Board (the “Fed”). Inflation remained a non-issue in the developed world, but continued to rear its ugly head in some emerging economies, most evidently in China. Global and US gross domestic product
(“GDP”) growth both continued in a positive direction but remained subpar compared to most historical economic recoveries. In the United States, the corporate sector has been an important area of strength and consumer spending has shown improvement, although weakness in the housing and labor markets continues to burden the economy.

Stocks moved higher in the early months of 2010 on the continuation of the 2009 asset recovery story. The mid-year months saw a double-digit percentage correction on the back of the Greek sovereign debt crisis and a stalling in jobs growth, leading to fears of a double-dip recession. After touching a late summer low, equity markets rallied through year end as these concerns receded. The announcement of QE2 and extension of the
Bush-era tax cuts further boosted equities as the year came to a close. Although the course was uneven and high volatility remained a constant for stocks, equity markets globally ended the year strong. Emerging markets outpaced the developed world in terms of economic growth and posted respectable gains for the year despite sovereign debt problems and heightening inflationary pressures. US stocks recorded double-digit percentage gains for the second consecutive year. Small cap stocks outperformed large caps as investors began to move into higher-risk assets.

In fixed income markets, yields trended lower over most of the year as investors continued to favor safer assets. That trend reversed abruptly in the fourth quarter when market fears abated and investors began seeking higher-risk assets, driving yields sharply upward through year end. However, yields were lower overall for the year and fixed income markets finished 2010 in positive territory. Although fixed income securities generally underper-
formed equities, high yield bonds only marginally trailed large cap stocks. Conversely, the tax-exempt municipal market was dealt an additional blow as it became apparent that an extension of the Build America Bond program was unlikely. In addition, the fourth quarter brought an increase in negative headlines regarding fiscal challenges faced by state and local governments, sparking additional volatility in the municipal market.

Cash investments, as represented by the 3-month Treasury bill, returned only a fraction over 0% for the year as short-term interest rates remained low.
Yields on money market securities remain near all-time lows.

Total Returns as of December 31, 2010	6-month	12-month
US large cap equities (S&P 500 Index)	23.27%	15.06%
US small cap equities (Russell 2000 Index)	29.38	26.85
International equities (MSCI Europe, Australasia, Far East Index)	24.18	7.75
3-month Treasury bill (BofA Merrill Lynch 3-Month Treasury Bill Index)	0.08	0.13
US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	(1.33)	7.90
US investment grade bonds (Barclays Capital US Aggregate Bond Index)	1.15	6.54
Tax-exempt municipal bonds (Barclays Capital Municipal Bond Index)	(0.90)	2.38
US high yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	10.04	14.94
Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

While no one can peer into a crystal ball and eliminate the uncertainties presented by the economic landscape and financial markets, BlackRock can offer investors the next best thing: partnership with the world’s largest asset management firm and a unique global perspective that allows us to identify trends early and capitalize on market opportunities. For additional market perspective and investment insight, visit www.blackrock.com/share-
holdermagazine, where you’ll find the most recent issue of our award-winning Shareholder® magazine, as well as its quarterly companion newsletter,
Shareholder Perspectives. As always, we thank you for entrusting BlackRock with your investments, and we look forward to your continued partnership in the months and years ahead.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

THIS PAGE NOT PART OF YOUR FUND REPORT 3

Fund Summary as of December 31, 2010 BlackRock Basic Value Fund, Inc.

Portfolio Management Commentary

How did the Fund perform?
•For the six-month period ended December 31, 2010, the Fund, through its investment in Master Basic Value LLC (the “Master LLC”), outperformed its benchmark, the Russell 1000 Value Index, and under-
performed the broad-market S&P 500 Index. The following discussion of relative performance pertains to the Russell 1000 Value Index.

What factors influenced performance?
•Stock selection and positive allocation effects in various sectors aided
Fund performance for the six-month period. Within financials, commer-
cial banks and insurers benefited results, as did our avoidance of
Berkshire Hathaway Inc. The combination of stock selection and alloca-
tion decisions within materials generated positive performance, with
Alcoa, Inc. and E.I. DuPont de Nemours & Co. among the standouts.
In health care, the decision to underweight health care providers and pharmaceuticals such as Johnson & Johnson enhanced the Fund’s relative results, as did our decision to underweight electric utilities within the utilities sector. An overweight position in the energy sector contributed to returns, as Halliburton Co., Peabody Energy Corp.
and Hess Corp. generated positive performance. Within industrials, construction and engineering positions such as Fluor Corp. aided
Fund performance.

•Conversely, stock selection within consumer discretionary and among food products in consumer staples detracted from performance.
Kimberly-Clark Corp. did not produce the results we anticipated.
Underperformance in the information technology (IT) sector was attrib-
uted to computer and peripheral holdings such as Hewlett-Packard
Co. and Intel Corp. Wireless telecommunication services holdings such as Sprint Nextel Corp. and Verizon Communications, Inc. also did not perform as anticipated.

Describe recent portfolio activity.
•During the six-month period, we added several names to the portfolio, including Amgen, Inc., Baxter International Inc., General Motors Co.,
Archer-Daniels-Midland Co. and Motorola, Inc. Meanwhile, we reduced exposure to the energy, IT and industrials sectors through the sale of
Occidental Petroleum Corp., LAM Research Corp. and Deere & Co.

Describe portfolio positioning at period end.
•Relative to the Russell 1000 Value Index, the Master LLC ended the period overweight in IT, materials, industrials and energy; underweight in financials, health care and utilities; and neutral in telecommunication services, consumer discretionary and consumer staples.

•We maintain our cautiously optimistic stance. The economy has improved, but trails the level of growth typically seen at this point in the economic cycle. Despite strong cyclical tailwinds, some macro headwinds remain. Unemployment remains stubbornly high; state, local and federal budget deficits are worrisome; the financial system is still fragile; the deleveraging process will take time; and measures in Europe could pressure corporate earnings. Given this backdrop, the portfolio’s positioning is more balanced, with our position in IT providing a cyclical posture, offset by more defensive positions in consumer staples and health care. We maintain a bias toward large-cap companies and globally exposed companies with the potential to benefit from the rapid growth seen in emerging markets economies.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

4 BLACKROCK BASIC VALUE FUND, INC. DECEMBER 31, 2010

Total Return Based on a $10,000 Investment

1 Assuming maximum sales charge, transaction costs and other operating expenses, including investment advisory and administration fees, if any. Institutional Shares do not have a sales charge.
2 The Fund invests all of its assets in Master Basic Value LLC. Master Basic Value LLC invests primarily in equity securities, that management of the Fund believes are undervalued, which means that their prices are less than fund management believes they are worth.
3 This unmanaged Index covers 500 industrial, utility, transportation and financial companies of the US markets (mostly New York Stock
Exchange (“NYSE”) issues) representing about 75% of NYSE market capitalization and 30% of NYSE issues.
4 This index is a subset of Russell 1000 Index that consists of those Russell 1000 securities with lower price-to-book ratios and lower forecasted growth values.

Performance Summary for the Period Ended December 31, 2010

				Average Annual Total Returns[5]
		1 Year		5 Years		10 Years
	6-Month	w/o sales	w/sales	w/o sales	w/sales	w/o sales	w/sales
	Total Returns	charge	charge	charge	charge	charge	charge
Institutional	22.97%	12.99%	N/A	3.14%	N/A	3.94%	N/A
Investor A	22.74	12.61	6.70%	2.84	1.74%	3.66	3.10%
Investor B	22.16	11.59	7.09	1.95	1.64	3.00	3.00
Investor C	22.27	11.71	10.71	2.01	2.01	2.84	2.84
Class R	22.56	12.25	N/A	2.49	N/A	3.39	N/A
S&P 500 Index	23.27	15.06	N/A	2.29	N/A	1.41	N/A
Russell 1000 Value Index	21.74	15.51	N/A	1.28	N/A	3.26	N/A

5 Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund
Performance” on page 6 for a detailed description of share classes, including any related sales charges and fees.
N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not indicative of future results.

BLACKROCK BASIC VALUE FUND, INC. DECEMBER 31, 2010 5

About Fund Performance

•Institutional Shares are not subject to any sales charge. Institutional
Shares bear no ongoing distribution or service fees and are available only to eligible investors.

•Investor A Shares incur a maximum initial sales charge (front-end load)
of 5.25% and a service fee of 0.25% per year (but no distribution fee).

•Investor B Shares are subject to a maximum contingent deferred sales charge of 4.50% declining to 0% after six years. In addition, Investor B
Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A
Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.) All returns for periods greater than eight years reflect this conversion. Investor B Shares of the Fund are only available through exchanges and dividend reinvestments by existing shareholders or for purchase by certain qualified employee benefit plans.

•Investor C Shares are subject to 1% contingent deferred sales charge if redeemed within one year of purchase. In addition, Investor C Shares are subject to a distribution fee of 0.75% and a service fee of 0.25%
per year.

•Class R Shares do not incur a maximum initial sales charge (front-end load) or deferred sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. Class R
Shares are available only to certain retirement plans. Prior to January 3,
2003, Class R Share performance results are those of Institutional
Shares (which have no distribution or service fees) restated to reflect
Class R Share fees.

Performance information reflects past performance and does not guar-
antee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance table on the previous page assume reinvest-
ment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees, serv-
ice, distribution fees including 12b-1 fees and other Fund expenses.
The expense example shown below (which is based on a hypothetical investment of $1,000 invested on July 1, 2010 and held through
December 31, 2010) is intended to assist shareholders both in calcu-
lating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this
Fund and other funds, compare the 5% hypothetical example with the 5%
hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders’
ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypo-
thetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Example
		Actual			Hypothetical[2]
	Beginning	Ending		Beginning	Ending		Annualized
	Account Value	Account Value	Expenses Paid	Account Value	Account Value	Expenses Paid	Expense
	July 1, 2010	December 31, 2010	During the Period[1]	July 1, 2010	December 31, 2010	During the Period[1]	Ratio
Institutional	$1,000.00	$1,229.70	$ 3.09	$1,000.00	$1,022.43	$2.80	0.55%
Investor A	$1,000.00	$1,227.40	$ 4.83	$1,000.00	$1,020.86	$4.38	0.86
Investor B	$1,000.00	$1,221.60	$10.42	$1,000.00	$1,015.82	$9.45	1.86
Investor C	$1,000.00	$1,222.70	$ 9.41	$1,000.00	$1,016.73	$8.54	1.68
Class R	$1,000.00	$1,225.60	$ 6.90	$1,000.00	$1,019.00	$6.26	1.23

1 For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365
(to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense table example reflects the expenses of both the Fund and the Master LLC in which it invests.
2 Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

6 BLACKROCK BASIC VALUE FUND, INC. DECEMBER 31, 2010

Statement of Assets and Liabilities BlackRock Basic Value Fund, Inc.

December 31, 2010 (Unaudited)

Assets
Investments at value — Master Basic Value LLC (the “Master LLC”) (cost — $3,383,821,686)	$ 4,732,886,924
Withdrawals receivable from the Master LLC	33,681,158
Capital shares sold receivable	26,956,181
Prepaid expenses	17,062
Total assets	4,793,541,325
Liabilities
Capital shares redeemed payable	60,637,340
Service and distribution fees payable	836,510
Other affiliates payable	20,573
Officer’s fees payable	2,446
Other accrued expenses payable	1,229,797
Total liabilities	62,726,666
Net Assets	$ 4,730,814,659
Net Assets Consist of
Paid-in capital	$ 3,837,876,065
Undistributed net investment income	1,018,954
Accumulated net realized loss allocated from the Master LLC	(457,145,598)
Net unrealized appreciation/depreciation allocated from the Master LLC	1,349,065,238
Net Assets	$ 4,730,814,659
Net Asset Value
Institutional — Based on net assets of $2,497,039,726 and 97,038,411 shares outstanding, 400 million shares authorized, $0.10 par value	$ 25.73
Investor A — Based on net assets of $1,638,301,770 and 64,038,318 shares outstanding, 200 million shares authorized, $0.10 par value	$ 25.58
Investor B — Based on net assets of $93,501,408 and 3,703,969 shares outstanding, 400 million shares authorized, $0.10 par value	$ 25.24
Investor C — Based on net assets of $474,805,443 and 19,756,584 shares outstanding, 200 million shares authorized, $0.10 par value	$ 24.03
Class R — Based on net assets of $27,166,312 and 1,094,686 shares outstanding, 400 million shares authorized, $0.10 par value	$ 24.82

See Notes to Financial Statements.

BLACKROCK BASIC VALUE FUND, INC. DECEMBER 31, 2010 7

Statement of Operations BlackRock Basic Value Fund, Inc.

Six Months Ended December 31, 2010 (Unaudited)
Investment Income
Net investment income allocated from the Master LLC:
Dividends	$ 49,389,803
Foreign taxes withheld	(338,630)
Securities lending — affiliated	57,656
Dividends — affiliated	25,791
Expenses	(9,547,240)
Total income	39,587,380
Expenses
Service — Investor A	1,976,182
Service and distribution — Investor B	489,229
Service and distribution — Investor C	2,247,001
Service and distribution — Class R	57,559
Transfer agent — Institutional	1,136,649
Transfer agent — Investor A	1,292,138
Transfer agent — Investor B	201,018
Transfer agent — Investor C	531,081
Transfer agent — Class R	35,053
Printing	113,356
Professional	46,405
Registration	42,971
Officer	2,341
Miscellaneous	16,060
Total expenses	8,187,043
Net investment income	31,400,337
Realized and Unrealized Gain Allocated from the Master LLC
Net realized gain from investments	149,810,751
Net change in unrealized appreciation/depreciation on investments	712,535,501
Total realized and unrealized gain	862,346,252
Net Increase in Net Assets Resulting from Operations	$ 893,746,589

See Notes to Financial Statements.

8 BLACKROCK BASIC VALUE FUND, INC. DECEMBER 31, 2010

Statements of Changes in Net Assets BlackRock Basic Value Fund, Inc.

	Six Months Ended
	December 31,	Year Ended
	2010	June 30,
Increase (Decrease) in Net Assets:	(Unaudited)	2010
Operations
Net investment income	$ 31,400,337	$ 71,226,921
Net realized gain	149,810,751	123,648,030
Net change in unrealized appreciation/depreciation	712,535,501	343,495,707
Net increase in net assets resulting from operations	893,746,589	538,370,658
Dividends to Shareholders From
Net investment income:
Institutional	(40,229,756)	(41,476,697)
Investor A	(21,399,545)	(29,906,916)
Investor B	(132,042)	(1,032,003)
Investor C	(2,950,050)	(5,255,684)
Class R	(288,850)	(328,911)
Net decrease in net assets resulting from dividends to shareholders	(65,000,243)	(78,000,211)
Capital Share Transactions
Net decrease in net assets derived from capital share transactions	(51,321,472)	(243,757,942)
Net Assets
Total increase in net assets	777,424,874	216,612,505
Beginning of period	3,953,389,785	3,736,777,280
End of period	$4,730,814,659	$3,953,389,785
Undistributed net investment income	$ 1,018,954	$ 34,618,860

See Notes to Financial Statements.

BLACKROCK BASIC VALUE FUND, INC. DECEMBER 31, 2010 9

Financial Highlights BlackRock Basic Value Fund, Inc.

				Institutional
	Six Months Ended
	December 31,
	2010		Year Ended June 30,
	(Unaudited)	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$ 21.27	$ 18.99	$ 26.12	$ 33.96	$ 32.87	$ 31.19
Net investment income[1]	0.20	0.43	0.50	0.54	0.55	0.48
Net realized and unrealized gain (loss)	4.67	2.31	(6.60)	(6.28)	6.98	3.18
Net increase (decrease) from investment operations	4.87	2.74	(6.10)	(5.74)	7.53	3.66
Dividends and distributions from:
Net investment income	(0.41)	(0.46)	(0.57)	(0.28)	(0.80)	(0.47)
Net realized gain	—	—	(0.46)	(1.82)	(5.64)	(1.51)
Total dividends and distributions	(0.41)	(0.46)	(1.03)	(2.10)	(6.44)	(1.98)
Net asset value, end of period	$ 25.73	$ 21.27	$ 18.99	$ 26.12	$ 33.96	$ 32.87
Total Investment Return[2]
Based on net asset value	22.97%[3]	14.28%	(23.67)%	(17.84)%	25.11%	12.18%[4]
Ratios to Average Net Assets[5]
Total expenses	0.55%[6]	0.55%	0.58%	0.53%	0.54%	0.57%
Net investment income	1.69%[6]	1.93%	2.54%	1.76%	1.63%	1.52%
Supplemental Data
Net assets, end of period (000)	$ 2,497,040	$ 1,956,794	$1,747,444	$2,721,795	$4,071,437	$3,655,602
Portfolio turnover of the Master LLC	29%	48%	38%	45%	31%	42%

1 Based on average shares outstanding.
2 Where applicable, total investment returns exclude the effect of any sales charges and include the reinvestment of dividends and distributions.
3 Aggregate total investment return.
4 A portion of total investment return consists of payments by the previous investment advisor to the Master LLC for compensation as a result of a securities class action entitlement recovery and as a result of a corporate action, which increased the return by 0.10%. Excluding these items, the total return would have been 12.08% for
Institutional Shares.
5 Includes the Fund’s share of the Master LLC’s allocated expenses and/or net investment income.
6 Annualized.

See Notes to Financial Statements.

10 BLACKROCK BASIC VALUE FUND, INC. DECEMBER 31, 2010

Financial Highlights (continued) BlackRock Basic Value Fund, Inc.

			Investor A
	Six Months Ended
	December 31,
	2010		Year Ended June 30,
	(Unaudited)	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$ 21.12	$ 18.86	$ 25.94	$ 33.78	$ 32.69	$ 31.03
Net investment income[1]	0.16	0.36	0.44	0.45	0.46	0.40
Net realized and unrealized gain (loss)	4.63	2.30	(6.56)	(6.24)	6.95	3.16
Net increase (decrease) from investment operations	4.79	2.66	(6.12)	(5.79)	7.41	3.56
Dividends and distributions from:
Net investment income	(0.33)	(0.40)	(0.50)	(0.23)	(0.68)	(0.39)
Net realized gain	—	—	(0.46)	(1.82)	(5.64)	(1.51)
Total dividends and distributions	(0.33)	(0.40)	(0.96)	(2.05)	(6.32)	(1.90)
Net asset value, end of period	$ 25.58	$ 21.12	$ 18.86	$ 25.94	$ 33.78	$ 32.69
Total Investment Return[2]
Based on net asset value	22.74%[3]	13.97%	(23.93)%	(18.08)%	24.81%	11.89%[4]
Ratios to Average Net Assets[5]
Total expenses	0.86%[6]	0.86%	0.89%	0.82%	0.80%	0.82%
Net investment income	1.37%[6]	1.62%	2.24%	1.48%	1.37%	1.28%
Supplemental Data
Net assets, end of period (000)	$ 1,638,302	$1,461,423	$1,388,725	$2,026,095	$2,759,567	$2,266,626
Portfolio turnover of the Master LLC	29%	48%	38%	45%	31%	42%

1 Based on average shares outstanding.
2 Where applicable, total investment returns exclude the effect of any sales charges and include the reinvestment of dividends and distributions.
3 Aggregate total investment return.
4 A portion of total investment return consists of payments by the previous investment advisor to the Master LLC for compensation as a result of a securities class action entitlement recovery and as a result of a corporate action, which increased the return by 0.10%. Excluding these items, the total return would have been 11.79% for
Investor A Shares.
5 Includes the Fund’s share of the Master LLC’s allocated expenses and/or net investment income.
6 Annualized.

See Notes to Financial Statements.

BLACKROCK BASIC VALUE FUND, INC. DECEMBER 31, 2010 11

Financial Highlights (continued) BlackRock Basic Value Fund, Inc.

				Investor B
	Six Months Ended
	December 31,
	2010		Year Ended June 30,
	(Unaudited)	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$ 20.69	$ 18.45	$ 25.30	$ 33.10	$ 32.00	$ 30.39
Net investment income[1]	0.04	0.16	0.26	0.19	0.19	0.15
Net realized and unrealized gain (loss)	4.54	2.23	(6.41)	(6.10)	6.80	3.09
Net increase (decrease) from investment operations	4.58	2.39	(6.15)	(5.91)	6.99	3.24
Dividends and distributions from:
Net investment income	(0.03)	(0.15)	(0.24)	(0.07)	(0.25)	(0.12)
Net realized gain	—	—	(0.46)	(1.82)	(5.64)	(1.51)
Total dividends and distributions	(0.03)	(0.15)	(0.70)	(1.89)	(5.89)	(1.63)
Net asset value, end of period	$ 25.24	$ 20.69	$ 18.45	$ 25.30	$ 33.10	$ 32.00
Total Investment Return[2]
Based on net asset value	22.16%[3]	12.88%	(24.60)%	(18.76)%	23.82%	11.01%[4]
Ratios to Average Net Assets[5]
Total expenses	1.86%[6]	1.79%	1.79%	1.66%	1.59%	1.59%
Net investment income	0.38%[6]	0.73%	1.34%	0.62%	0.59%	0.50%
Supplemental Data
Net assets, end of period (000)	$ 93,501	$ 101,508	$ 168,115	$ 389,812	$ 729,334	$ 860,121
Portfolio turnover of the Master LLC	29%	48%	38%	45%	31%	42%

1 Based on average shares outstanding.
2 Where applicable, total investment returns exclude the effect of any sales charges and include the reinvestment of dividends and distributions.
3 Aggregate total investment return.
4 A portion of total investment return consists of payments by the previous investment advisor to the Master LLC for compensation as a result of a securities class action entitlement recovery and as a result of a corporate action, which increased the return by 0.10%. Excluding these items, the total return would have been 10.91% for
Investor B Shares.
5 Includes the Fund’s share of the Master LLC’s allocated expenses and/or net investment income.
6 Annualized.

See Notes to Financial Statements.

12 BLACKROCK BASIC VALUE FUND, INC. DECEMBER 31, 2010

Financial Highlights (continued) BlackRock Basic Value Fund, Inc.

			Investor C
	Six Months Ended
	December 31,
	2010		Year Ended June 30,
	(Unaudited)	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$ 19.78	$ 17.70	$ 24.37	$ 31.97	$ 31.15	$ 29.66
Net investment income[1]	0.06	0.17	0.26	0.19	0.19	0.15
Net realized and unrealized gain (loss)	4.34	2.15	(6.17)	(5.87)	6.60	3.01
Net increase (decrease) from investment operations	4.40	2.32	(5.91)	(5.68)	6.79	3.16
Dividends and distributions from:
Net investment income	(0.15)	(0.24)	(0.30)	(0.10)	(0.33)	(0.16)
Net realized gain	—	—	(0.46)	(1.82)	(5.64)	(1.51)
Total dividends and distributions	(0.15)	(0.24)	(0.76)	(1.92)	(5.97)	(1.67)
Net asset value, end of period	$ 24.03	$ 19.78	$ 17.70	$ 24.37	$ 31.97	$ 31.15
Total Investment Return[2]
Based on net asset value	22.27%[3]	13.01%	(24.57)%	(18.71)%	23.83%	11.02%[4]
Ratios to Average Net Assets[5]
Total expenses	1.68%[6]	1.68%	1.72%	1.62%	1.58%	1.59%
Net investment income	0.55%[6]	0.80%	1.40%	0.68%	0.59%	0.50%
Supplemental Data
Net assets, end of period (000)	$ 474,805	$ 413,806	$ 413,576	$ 675,654	$ 906,972	$ 763,451
Portfolio turnover of the Master LLC	29%	48%	38%	45%	31%	42%

1 Based on average shares outstanding.
2 Where applicable, total investment returns exclude the effect of any sales charges and include the reinvestment of dividends and distributions.
3 Aggregate total investment return.
4 A portion of total investment return consists of payments by the previous investment advisor to the Master LLC for compensation as a result of a securities class action entitlement recovery and as a result of a corporate action, which increased the return by 0.10%. Excluding these items, the total return would have been 10.92% for
Investor C Shares.
5 Includes the Fund’s share of the Master LLC’s allocated expenses and/or net investment income.
6 Annualized.

See Notes to Financial Statements.

BLACKROCK BASIC VALUE FUND, INC. DECEMBER 31, 2010 13

Financial Highlights (concluded) BlackRock Basic Value Fund, Inc.

				Class R
	Six Months Ended
	December 31,
	2010		Year Ended June 30,
	(Unaudited)	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$ 20.48	$ 18.31	$ 25.19	$ 32.92	$ 31.98	$ 30.41
Net investment income[1]	0.12	0.27	0.35	0.33	0.35	0.32
Net realized and unrealized gain (loss)	4.49	2.23	(6.37)	(6.06)	6.79	3.08
Net increase (decrease) from investment operations	4.61	2.50	(6.02)	(5.73)	7.14	3.40
Dividends and distributions from:
Net investment income	(0.27)	(0.33)	(0.40)	(0.18)	(0.56)	(0.32)
Net realized gain	—	—	(0.46)	(1.82)	(5.64)	(1.51)
Total dividends and distributions	(0.27)	(0.33)	(0.86)	(2.00)	(6.20)	(1.83)
Net asset value, end of period	$ 24.82	$ 20.48	$ 18.31	$ 25.19	$ 32.92	$ 31.98
Total Investment Return[2]
Based on net asset value	22.56%[3]	13.51%	(24.21)%	(18.37)%	24.46%	11.59%[4]
Ratios to Average Net Assets[5]
Total expenses	1.23%[6]	1.22%	1.29%	1.18%	1.09%	1.07%
Net investment income	1.01%[6]	1.27%	1.83%	1.12%	1.08%	1.02%
Supplemental Data
Net assets, end of period (000)	$ 27,166	$ 19,858	$ 18,918	$ 27,849	$ 39,143	$ 27,114
Portfolio turnover of the Master LLC	29%	48%	38%	45%	31%	42%

1 Based on average shares outstanding.
2 Where applicable, total investment returns include the reinvestment of dividends and distributions.
3 Aggregate total investment return.
4 A portion of total investment return consists of payments by the previous investment advisor to the Master LLC for compensation as a result of a securities class action entitlement recovery and as a result of a corporate action, which increased the return by 0.10%. Excluding these items, the total return would have been 11.49% for
Class R Shares.
5 Includes the Fund’s share of the Master LLC’s allocated expenses and/or net investment income.
6 Annualized.

See Notes to Financial Statements.

14 BLACKROCK BASIC VALUE FUND, INC. DECEMBER 31, 2010

Notes to Financial Statements (Unaudited) BlackRock Basic Value Fund, Inc.

1. Organization and Significant Accounting Policies:

BlackRock Basic Value Fund (the “Fund”) is registered under the
Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund seeks to achieve its investment objective by investing all of its assets in
Master Basic Value LLC (the “Master LLC”), which has the same invest-
ment objective and strategies as the Fund. The Fund is organized as a
Maryland corporation. The value of the Fund's investment in the Master
LLC reflects the Fund's proportionate interest in the net assets of the
Master LLC. The performance of the Fund is directly affected by the performance of the Master LLC. The percentage of the Master LLC owned by the Fund at December 31, 2010 was 99.4%. The financial statements of the Master LLC, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America ("US GAAP"), which may require man-
agement to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund offers multiple classes of shares. Institutional Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally sold with a front-end sales charge. Investor B and Investor C Shares may be subject to a contingent deferred sales charge. Class R Shares are sold without a sales charge and only to certain retirement and other similar plans.
All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A,
Investor B, Investor C and Class R Shares bear certain expenses related to the shareholder servicing of such shares, and Investor B, Investor C and Class R Shares also bear certain expenses related to the distribu-
tion of such shares. Investor B Shares automatically convert to Investor A
Shares after approximately eight years. Investor B Shares are only available through exchanges, dividend reinvestment by existing share-
holders or for purchase by certain qualified employee benefit plans.
Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that
Investor B shareholders may vote on material changes to the Investor A distribution plan).

The following is a summary of significant accounting policies followed by the Fund:

Valuation: The Fund’s policy is to fair value its financial instruments at market value. The Fund records its investment in the Master LLC at fair value based on the Fund's proportionate interest in the net assets of the
Master LLC. Valuation of securities held by the Master LLC, including categorization of fair value measurements, is discussed in Note 1 of the Master LLC’s Notes to Financial Statements, which are included elsewhere in this report.

Investment Transactions and Investment Income: For financial reporting purposes, contributions to and withdrawals from the Master LLC are accounted on a trade basis. The Fund records daily its proportionate share of the Master LLC’s income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.
Income and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends and distributions paid by the
Fund are recorded on the ex-dividend dates. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is the Fund's policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regu-
lated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limita-
tions on the Fund's US federal tax returns remains open for each of the four years ended June 30, 2010. The statutes of limitations on the
Fund's state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Other: Expenses directly related to the Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of the Fund are allocated daily to each class based on its relative net assets.

2. Administration Agreement and Other Transactions
with Affiliates:

The PNC Financial Services Group, Inc. ("PNC"), Bank of America
Corporation ("BAC") and Barclays Bank PLC ("Barclays") are the largest stockholders of BlackRock, Inc. ("BlackRock"). Due to the ownership structure, PNC is an affiliate of the Fund for 1940 Act purposes, but BAC and Barclays are not.

The Fund entered into an Administration Agreement with BlackRock
Advisors, LLC (the “Administrator”), an indirect, wholly owned subsidiary of BlackRock, to provide administrative services (other than investment advice and related portfolio activities). Currently the Fund pays the
Administrator no fees pursuant to the agreement.

The Fund entered into a Distribution Agreement and Distribution and
Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of BlackRock. Pursuant to the Distribution and Service Plan and in
accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and

BLACKROCK BASIC VALUE FUND, INC. DECEMBER 31, 2010 15

Notes to Financial Statements (continued) BlackRock Basic Value Fund, Inc.

paid monthly at annual rates based upon the average daily net assets of the shares of the Fund as follows:

	Service	Distribution
	Fee	Fee
Investor A	0.25%	—
Investor B	0.25%	0.75%
Investor C	0.25%	0.75%
Class R	0.25%	0.25%

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-
dealer for providing shareholder servicing and/or distribution related services to Investor A, Investor B, Investor C and Class R shareholders.

For the six months ended December 31, 2010, affiliates earned under-
writing discounts, direct commissions and dealer concessions on sales of the Fund's Investor A Shares, which totaled $27,610.

For the six months ended December 31, 2010, affiliates received the following contingent deferred sales charges relating to transactions in
Investor B and Investor C Shares:

Investor B	$29,766
Investor C	$16,916

Furthermore, affiliates received contingent deferred sales charges of
$875 relating to transactions subject to front-end sales charge waivers on Investor A Shares.

The Administrator maintains a call center, which is responsible for providing certain shareholder services to the Fund, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. For the six months ended December 31,
2010, the Fund reimbursed the Administrator the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:

Institutional	$6,466
Investor A	$9,554
Investor B	$1,047
Investor C	$3,422
Class R	$ 84

Certain officers and/or directors of the Fund are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the Administrator for compensation paid to the Fund's Chief Compliance Officer.

3. Capital Loss Carryforwards:

As of June 30, 2010, the Fund had capital loss carryforwards available to offset future realized capital gains through the indicated
expiration dates:

Expires June 30,
2017	$ 150,396,348
2018	317,663,018
Total	$ 468,059,366

Under the recently enacted Regulated Investment Company
Modernization Act of 2010, capital losses incurred by the Fund after
June 30, 2011 will not be subject to expiration. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment.

4. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Six Months Ended		Year Ended
	December 31, 2010		June 30, 2010
	Shares	Amount	Shares	Amount
Institutional
Shares sold	16,148,938	$ 385,062,451	15,085,675	$ 342,973,218
Shares issued to shareholders in reinvestment of dividends	1,503,737	37,066,714	1,661,823	37,724,578
Total issued	17,652,675	422,129,165	16,747,498	380,697,796
Shares redeemed	(12,597,836)	(300,729,352)	(16,789,471)	(379,459,975)
Net increase (decrease)	5,054,839	$ 121,399,813	(41,973)	$ 1,237,821
Investor A
Shares sold and automatic conversion of shares	4,242,364	$ 101,224,967	14,106,684	$ 316,136,899
Shares issued to shareholders in reinvestment of dividends	790,763	19,381,419	1,211,107	27,334,997
Total issued	5,033,127	120,606,386	15,317,791	343,471,896
Shares redeemed	(10,200,893)	(243,306,687)	(19,736,172)	(444,119,558)
Net decrease	(5,167,766)	$ (122,700,301)	(4,418,381)	$ (100,647,662)

16 BLACKROCK BASIC VALUE FUND, INC. DECEMBER 31, 2010

Notes to Financial Statements (concluded) BlackRock Basic Value Fund, Inc.

	Six Months Ended		Year Ended
	December 31, 2010		June 30, 2010
	Shares	Amount	Shares	Amount
Investor B
Shares sold	121,906	$ 2,806,276	481,054	$ 10,503,230
Shares issued to shareholders in reinvestment of dividends	4,947	119,730	42,111	936,132
Total issued	126,853	2,926,006	523,165	11,439,362
Shares redeemed and automatic conversion of shares	(1,328,167)	(30,341,489)	(4,730,521)	(103,100,199)
Net decrease	(1,201,314)	$ (27,415,483)	(4,207,356)	$ (91,660,837)
Investor C
Shares sold	819,579	$ 17,943,517	2,055,828	$ 43,471,351
Shares issued to shareholders in reinvestment of dividends	114,157	2,630,135	222,093	4,717,356
Total issued	933,736	20,573,652	2,277,921	48,188,707
Shares redeemed	(2,094,662)	(46,026,310)	(4,724,884)	(99,500,217)
Net decrease	(1,160,926)	$ (25,452,658)	(2,446,963)	$ (51,311,510)
Class R
Shares sold	272,132	$ 6,221,993	353,135	$ 7,659,231
Shares issued to shareholders in reinvestment of dividends	12,147	288,850	14,996	328,854
Total issued	284,279	6,510,843	368,131	7,988,085
Shares redeemed	(159,276)	(3,663,686)	(431,926)	(9,363,839)
Net increase (decrease)	125,003	$ 2,847,157	(63,795)	$ (1,375,754)

5. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

BLACKROCK BASIC VALUE FUND, INC. DECEMBER 31, 2010 17

Portfolio Information Master Basic Value LLC

As of December 31, 2010

Percent of
Long-Term
Ten Largest Equity Holdings	Investments
Exxon Mobil Corp.	4%
JPMorgan Chase & Co.	3
LSI Corp.	3
Morgan Stanley	3
General Electric Co.	3
The Travelers Cos., Inc.	3
Hewlett-Packard Co.	3
International Business Machines Corp.	2
Viacom, Inc., Class B	2
Unilever NV — ADR	2

Percent of
Long-Term
Investment Criteria	Investments
Above-Average Yield	34%
Below-Average Price/Earnings Ratio	30
Low Price-to-Book Value	16
Price-to-Cash Flow	12
Price-to-Earnings Per Share	4
Special Situations	4

18 BLACKROCK BASIC VALUE FUND, INC. DECEMBER 31, 2010

Schedule of Investments December 31, 2010 (Unaudited) Master Basic Value LLC
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Above-Average Yield — 34.1%
Aerospace & Defense — 1.5%
Honeywell International, Inc.	1,368,700	$ 72,760,092
Capital Markets — 1.7%
The Bank of New York Mellon Corp.	2,723,400	82,246,680
Chemicals — 1.4%
E.I. du Pont de Nemours & Co.	1,332,000	66,440,160
Commercial Banks — 0.6%
U.S. Bancorp	1,127,400	30,405,978
Diversified Financial Services — 3.4%
JPMorgan Chase & Co.	3,841,200	162,943,704
Diversified Telecommunication
Services — 2.2%
AT&T Inc.	1,571,700	46,176,546
Verizon Communications, Inc.	1,673,600	59,881,408
		106,057,954
Electric Utilities — 1.4%
The Southern Co.	1,769,700	67,655,631
Food Products — 0.8%
General Mills, Inc.	992,200	35,312,398
Industrial Conglomerates — 4.7%
General Electric Co.	6,707,300	122,676,517
Tyco International Ltd.	2,480,925	102,809,532
		225,486,049
Metals & Mining — 2.0%
Alcoa, Inc. (a)	6,053,400	93,161,826
Multi-Utilities — 1.4%
Dominion Resources, Inc.	1,594,698	68,125,499
Oil, Gas & Consumable Fuels — 5.9%
Chevron Corp.	450,000	41,062,500
Exxon Mobil Corp.	2,521,700	184,386,704
Marathon Oil Corp.	1,436,500	53,193,595
		278,642,799
Pharmaceuticals — 5.1%
Bristol-Myers Squibb Co.	584,691	15,482,618
Eli Lilly & Co.	1,120,700	39,269,328
Johnson & Johnson	302,100	18,684,885
Merck & Co., Inc.	2,699,916	97,304,972
Pfizer, Inc.	4,025,870	70,492,984
		241,234,787
Software — 2.0%
Microsoft Corp.	3,448,100	96,270,952
Total Above-Average Yield		1,626,744,509

Common Stocks	Shares	Value
Below-Average Price/Earnings Ratio — 29.9%
Aerospace & Defense — 1.4%
Northrop Grumman Corp.	994,300	$ 64,410,754
Capital Markets — 2.6%
Morgan Stanley	4,531,800	123,310,278
Computers & Peripherals — 2.5%
Hewlett-Packard Co.	2,838,600	119,505,060
Diversified Financial Services — 3.2%
Bank of America Corp.	3,360,014	44,822,587
Citigroup, Inc. (b)	22,928,100	108,449,913
		153,272,500
Energy Equipment & Services — 1.8%
Noble Corp.	2,445,600	87,479,112
Food Products — 4.3%
Kraft Foods, Inc.	2,866,469	90,322,438
Unilever NV - ADR	3,661,600	114,974,240
		205,296,678
Insurance — 7.5%
ACE Ltd.	1,182,100	73,585,725
MetLife, Inc.	2,385,040	105,991,178
Prudential Financial, Inc.	984,800	57,817,608
The Travelers Cos., Inc.	2,161,576	120,421,399
		357,815,910
Media — 2.4%
Viacom, Inc., Class B	2,910,700	115,292,827
Metals & Mining — 1.2%
Nucor Corp.	1,251,800	54,853,876
Office Electronics — 1.0%
Xerox Corp.	4,077,485	46,972,627
Oil, Gas & Consumable Fuels — 2.0%
Devon Energy Corp.	1,196,800	93,960,768
Total Below-Average Price/Earnings Ratio		1,422,170,390
Low Price-to-Book Value — 15.6%
Aerospace & Defense — 1.4%
Raytheon Co.	1,461,694	67,734,900
Commercial Banks — 2.0%
Wells Fargo & Co.	3,066,100	95,018,439
Construction & Engineering — 1.5%
Fluor Corp.	1,062,200	70,381,372
Energy Equipment & Services — 1.2%
Halliburton Co.	1,429,400	58,362,402
Household Products — 2.1%
Kimberly-Clark Corp.	1,581,000	99,666,240
Insurance — 0.8%
Hartford Financial Services Group, Inc.	1,423,300	37,703,217
Media — 2.6%
Comcast Corp., Special Class A	3,484,200	72,506,202
Walt Disney Co. (a)	1,366,300	51,249,913
		123,756,115
Metals & Mining — 0.8%
United States Steel Corp. (a)	698,600	40,812,212

Portfolio Abbreviation
ADR	American Depositary Receipts

See Notes to Financial Statements.

BLACKROCK BASIC VALUE FUND, INC. DECEMBER 31, 2010 19

Schedule of Investments (continued) Master Basic Value LLC
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Low Price-to-Book Value (concluded)
Semiconductors & Semiconductor
Equipment — 3.2%
LSI Corp. (b)	25,320,452	$ 151,669,507
Total Low Price-to-Book Value		745,104,404
Price-to-Cash Flow — 12.0%
Construction & Engineering — 0.5%
Jacobs Engineering Group, Inc. (b)	482,900	22,140,965
Diversified Telecommunication
Services — 1.0%
Qwest Communications International, Inc.	6,423,400	48,882,074
Food & Staples Retailing — 1.8%
The Kroger Co.	3,863,900	86,396,804
IT Services — 1.3%
The Western Union Co.	3,387,700	62,909,589
Media — 2.1%
Time Warner, Inc.	3,051,166	98,156,010
Oil, Gas & Consumable Fuels — 3.2%
Hess Corp.	1,123,600	86,000,344
Peabody Energy Corp.	1,069,533	68,428,721
		154,429,065
Wireless Telecommunication
Services — 2.1%
Sprint Nextel Corp. (b)	23,307,100	98,589,033
Total Price-to-Cash Flow		571,503,540
Price-to-Earnings Per Share — 4.5%
Automobiles — 0.6%
General Motors Co. (b)	714,200	26,325,412
Biotechnology — 1.0%
Amgen, Inc. (b)	881,400	48,388,860
Communications Equipment — 1.4%
Motorola, Inc. (b)	7,234,400	65,616,008
Food Products — 0.7%
Archer-Daniels-Midland Co.	1,176,300	35,383,104
Health Care Equipment & Supplies — 0.8%
Baxter International, Inc.	789,100	39,944,242
Total Price-to-Earnings Per Share		215,657,626
Special Situations — 3.9%
IT Services — 2.5%
International Business Machines Corp.	794,800	116,644,848
Semiconductors & Semiconductor
Equipment — 1.4%
Intel Corp.	3,221,100	67,739,733
Total Special Situations		184,384,581
Total Long-Term Investments
(Cost — $3,413,531,972) — 100.0%		4,765,565,050

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund,
Institutional Class, 0.17% (c)(d)	4,863,407	$ 4,863,407
	Beneficial
	Interest
	(000)
BlackRock Liquidity Series, LLC
Money Market Series, 0.44% (c)(d)(e)	$ 31,835	31,835,300
Total Short-Term Securities
(Cost — $36,698,707) — 0.8%		36,698,707
Total Investments (Cost — $3,450,230,679*) — 100.8%		4,802,263,757
Liabilities in Excess of Other Assets — (0.8)%		(38,544,458)
Net Assets — 100.0%		$4,763,719,299

* The cost and unrealized appreciation (depreciation) of investments as of
December 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$3,575,359,157
Gross unrealized appreciation	$1,283,252,822
Gross unrealized depreciation	(56,348,222)
Net unrealized appreciation	$1,226,904,600

(a) Security, or a portion of security, is on loan.
(b) Non-income producing security.
(c) Investments in companies considered to be an affiliate of the Master LLC during the period, for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:

	Shares/Beneficial	Shares/Beneficial
	Interest Held at	Net	Interest Held at
Affiliate	June 30, 2009	Activity December 31, 2010 Income
BlackRock
Liquidity Funds,
TempFund,
Institutional
Class	—	4,863,407	4,863,407	$ 25,854
BlackRock
Liquidity
Series, LLC
Money Market
Series	$68,108,300 $(36,273,000)		$31,835,300	$ 57,826

(d) Represents the current yield as of report date.
(e) Security was purchased with the cash collateral from loaned securities.
•For Master LLC compliance purposes, the Master LLC’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Master LLC management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

See Notes to Financial Statements.

20 BLACKROCK BASIC VALUE FUND, INC. DECEMBER 31, 2010

Schedule of Investments (concluded) Master Basic Value LLC

•Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
•Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Master LLC’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For infor-
mation about the Master LLC’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to
Financial Statements.

The following table summarizes the inputs used as of December 31, 2010 in determining the fair valuation of the Master LLC’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term
Securities
Aerospace &
Defense	$ 204,905,746	—	—	$ 204,905,746
Automobiles	26,325,412	—	—	26,325,412
Biotechnology.	48,388,860	—	—	48,388,860
Capital Markets	205,556,958	—	—	205,556,958
Chemicals	66,440,160	—	—	66,440,160
Commercial
Banks.	125,424,417	—	—	125,424,417
Communications
Equipment	65,616,008	—	—	65,616,008
Computers &
Peripherals	119,505,060	—	—	119,505,060
Construction &
Engineering.	92,522,337	—	—	92,522,337
Diversified
Financial
Services	316,216,204	—	—	316,216,204
Diversified
Telecommunication
Services	154,940,028	—	—	154,940,028
Electric Utilities	67,655,631	—	—	67,655,631
Energy
Equipment &
Services	145,841,514	—	—	145,841,514
Food & Staples
Retailing	86,396,804	—	—	86,396,804
Food Products	275,992,180	—	—	275,992,180
Health Care
Equipment &
Supplies	39,944,242	—	—	39,944,242
Household
Products	99,666,240	—	—	99,666,240
IT Services	179,554,437	—	—	179,554,437
Industrial
Conglomerates	225,486,049	—	—	225,486,049
Insurance	395,519,127	—	—	395,519,127
Media.	337,204,952	—	—	337,204,952
Metals & Mining	188,827,914	—	—	188,827,914
Multi-Utilities .	68,125,499	—	—	68,125,499
Office
Electronics	46,972,627	—	—	46,972,627
Oil Gas &
Consumable Fuels 527,032,632		—	—	527,032,632
Pharmaceuticals	241,234,787	—	—	241,234,787
Semiconductors &
Semiconductor
Equipment	219,409,240	—	—	219,409,240
Software	96,270,952	—	—	96,270,952
Wireless
Telecommunication
Services	98,589,033	—	—	98,589,033
Short-Term
Securities	4,863,407	$ 31,835,300	—	36,698,707
Total	$4,770,428,457	$ 31,835,300	—	$4,802,263,757

See Notes to Financial Statements.

BLACKROCK BASIC VALUE FUND, INC. DECEMBER 31, 2010 21

Statement of Assets and Liabilities Master Basic Value LLC

December 31, 2010 (Unaudited)
Assets
Investments at value — unaffiliated (including securities loaned of $30,785,443) (cost — $3,413,531,972)	$ 4,765,565,050
Investments at value — affiliated (cost — $36,698,707)	36,698,707
Investments sold receivable	22,731,168
Dividends receivable	6,044,651
Securities lending income receivable — affiliated	20,215
Prepaid expenses	119,487
Total assets	4,831,179,278
Liabilities
Collateral on securities loaned at value	31,835,300
Withdrawls payable to investors	33,672,105
Investment advisory fees payable	1,632,392
Other affiliates payable	40,626
Directors’ fees payable	1,290
Other accrued expenses payable	277,698
Other liabilities	568
Total liabilities	67,459,979
Net Assets	$ 4,763,719,299
Net Assets Consist of
Investors’ capital	$ 3,411,686,221
Net unrealized appreciation/depreciation	1,352,033,078
Net Assets	$ 4,763,719,299

See Notes to Financial Statements.

22 BLACKROCK BASIC VALUE FUND, INC. DECEMBER 31, 2010

Statement of Operations Master Basic Value LLC

Six Months Ended December 31, 2010 (Unaudited)
Investment Income
Dividends	$ 49,537,870
Foreign taxes withheld	(339,448)
Securities lending — affiliated	57,826
Dividends — affiliated	25,854
Total income	49,282,102
Expenses
Investment advisory	8,979,794
Accounting services	372,455
Custodian	98,223
Directors	51,400
Professional	28,120
Printing	3,639
Miscellaneous	50,862
Total expenses	9,584,493
Less fees waived by advisor	(9,034)
Total expenses after fees waived	9,575,459
Net investment income	39,706,643
Realized and Unrealized Gain
Net realized gain from investments	150,322,192
Net change in unrealized appreciation/depreciation on investments	714,780,034
Total realized and unrealized gain	865,102,226
Net Increase in Net Assets Resulting from Operations	$ 904,808,869

See Notes to Financial Statements.

BLACKROCK BASIC VALUE FUND, INC. DECEMBER 31, 2010 23

Statements of Changes in Net Assets Master Basic Value LLC

	Six Months Ended
	December 31,	Year Ended
	2010	June 30,
Increase (Decrease) in Net Assets:	(Unaudited)	2010
Operations
Net investment income	$ 39,706,643	$ 88,845,257
Net realized gain	150,322,192	123,852,530
Net change in unrealized appreciation/depreciation	714,780,034	343,869,161
Net increase in net assets resulting from operations	904,808,869	556,566,948
Capital Transactions
Proceeds from contributions	585,757,036	790,229,991
Value of withdrawals	(693,216,684)	(1,125,287,017)
Net decrease in net assets derived from capital transactions	(107,459,648)	(335,057,026)
Net Assets
Total increase in net assets	797,349,221	221,509,922
Beginning of period	3,966,370,078	3,744,860,156
End of period	$4,763,719,299	$3,966,370,078

Financial Highlights Master Basic Value LLC

	Six Months Ended
	December 31,
	2010		Year Ended June 30,
	(Unaudited)	2010	2009	2008	2007	2006
Total Investment Return
Total investment return	23.04%[1]	14.40%	(23.55)%	(17.73)%	25.25%	12.32%[2]
Ratios to Average Net Assets
Total expenses	0.43%[3]	0.43%	0.44%	0.43%	0.43%	0.43%
Total expenses after fees waived	0.43%[3]	0.43%	0.44%	0.43%	0.43%	0.43%
Net investment income	1.80%[3]	2.05%	2.69%	1.87%	1.74%	1.66%
Supplemental Data
Net assets, end of period (000)	$ 4,763,719	$ 3,966,370	$ 3,744,860	$ 5,846,705	$ 8,510,263	$ 7,581,315
Portfolio turnover	29%	48%	38%	45%	31%	42%

1 Aggregate total investment return.
2 A portion of total investment return consists of payments by the previous investment advisor for compensation as a result of a securities class action entitlement recovery and as a result of a corporate action, which increased the return by 0.10%. Excluding these items, the total return would have been 12.22%.
3 Annualized.

See Notes to Financial Statements.

24 BLACKROCK BASIC VALUE FUND, INC. DECEMBER 31, 2010

Notes to Financial Statements (Unaudited) Master Basic Value LLC

1. Organization and Significant Accounting Policies:

Master Basic Value LLC (the “Master LLC”) is registered under the
Investment Company Act of 1940, as amended (the “1940 Act”), and is organized as a Delaware limited liability company. The Limited Liability
Company Agreement permits the Board of Directors (the “Board”) to issue non transferable interests in the Master LLC, subject to certain limitations. The Master LLC’s financial statements are prepared in conformity with accounting principles generally accepted in the United
States of America, which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Master LLC:

Valuation: The Master LLC fair values its financial instruments at market value using independent dealers or pricing services under policies approved by the Board. Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System ("NASDAQ")
are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recog-
nized exchange for which there were no sales on that day are valued at the last available bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Investments in open-end registered investment companies are valued at net asset value each business day. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

The Master LLC values its investments in BlackRock Liquidity Series, LLC
Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the net assets of the underlying fund. The Money Market Series seeks current income consis-
tent with maintaining liquidity and preserving capital. Although the
Money Market Series is not registered under the 1940 Act, its invest-
ments will follow the parameters of investments by a money market fund that is subject to Rule 2a-7 promulgated by the Securities and Exchange
Commission (“SEC”) under the 1940 Act. The Master LLC may withdraw up to 25% of its investment daily, although the manager of the Money
Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or is not available, the investment will be valued in accordance with a policy approved by the Board as reflect-
ing fair value (“Fair Value Assets”). When determining the price for Fair

Value Assets, the investment advisor and/or the sub-advisor seeks to determine the price that the Master LLC might reasonably expect to receive from the current sale of that asset in an arm’s-length transac-
tion. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pric-
ing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the trans-
actions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis.
Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Master LLC has determined the ex-
dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and inter-
ests. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Securities Lending: The Master LLC may lend securities to financial institutions that provide cash as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Master LLC and any additional required collateral is delivered to the Master LLC on the next business day. Securities lending income, as disclosed in the Statement of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the securities lending agent. During the term of the loan, the Master LLC earns dividend and interest on the securities loaned. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Master LLC could experience delays and costs in gaining access to the collateral. The Master LLC also could suffer a loss if the value of an investment
purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

Income Taxes: The Master LLC is classified as a partnership for federal income tax purposes. As such, each investor in the Master LLC is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Master LLC. Therefore, no federal income tax provision is required. It is intended that the Master LLC's assets will be managed so an investor in the Master LLC can satisfy the requirements of Subchapter M of the
Internal Revenue Code of 1986, as amended.

BLACKROCK BASIC VALUE FUND, INC. DECEMBER 31, 2010 25

Notes to Financial Statements (continued) Master Basic Value LLC

The Master LLC files US federal and various state and local tax returns.
No income tax returns are currently under examination. The statute of limitations on the Master LLC's US federal tax returns remains open for each of the four years ended June 30, 2010. The statutes of limitations on the Master LLC's state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Other: Expenses directly related to the Master LLC are charged to that
Master LLC. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods.

The Master LLC has an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which if applicable are shown as fees paid indirectly in the Statement of
Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Investment Advisory Agreement and Other Transactions
with Affiliates:

The PNC Financial Services Group, Inc. ("PNC"), Bank of America
Corporation ("BAC") and Barclays Bank PLC ("Barclays") are the largest stockholders of BlackRock, Inc. ("BlackRock"). Due to the ownership structure, PNC is an affiliate of the Master LLC for 1940 Act purposes, but BAC and Barclays are not.

The Master LLC entered into an Investment Advisory Agreement with
BlackRock Advisors, LLC (the “Manager”), the Master LLC's investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is respon-
sible for the management of the Master LLC's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Master LLC. For such services, the
Master LLC pays the Manager a monthly fee at the following annual rates of the Master LLC's average daily net assets:

Portion of Average Daily Value of Net Assets	Rate
Not exceeding $100 million	0.60%
In excess of $100 million, but not exceeding $200 million	0.50%
In excess of $200 million	0.40%

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Master LLC pays to the
Manager indirectly through its investment in affiliated money market funds, however the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid through the Master
LLC's investment in other affiliated investment companies, if any. This amount is shown as fees waived by advisor in the Statement of
Operations.

The Manager entered into a sub-advisory agreement with BlackRock
Investment Management, LLC (“BIM”), an affiliate of the Manager.
The Manager pays BIM for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by the Master LLC to the Manager.

For the six months ended December 31, 2010, the Master LLC reim-
bursed the Manager $40,795 for certain accounting services, which are included in accounting services in the Statement of Operations.

The Master LLC received an exemptive order from the SEC permitting it, among other things, to pay an affiliated securities lending agent a fee based on a share of the income derived from the securities lending activities and has retained BIM as the securities lending agent. BIM may, on behalf of the Master LLC, invest cash collateral received by the
Master LLC for such loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates. The market value of securities on loan and the value of the related collateral, if applicable, are shown in the Statement of Assets and Liabilities as securities loaned and collateral on securities loaned at value, respectively. The cash collateral invested by BIM is disclosed in the Schedule of Investments. The share of income earned by the Master LLC on such investments is shown as securities lending — affiliated in the Statement of Operations. For the six months ended December 31, 2010, BIM received $14,619 in
securities lending agent fees related to securities lending activities for the Master LLC.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock or its affiliates.

3. Investments:

Purchases and sales of investments, excluding short-term securities for the six months ended December 31, 2010, were $1,244,741,886 and
$1,328,158,033, respectively.

4. Borrowings:

The Master LLC, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders, which expired in November 2010. The Master LLC may borrow under the credit agreement to fund shareholder redemp-
tions. Effective November 2009, the credit agreement had the following terms: 0.02% upfront fee on the aggregate commitment amount which was allocated to the Master LLC based on its net assets as of October
31, 2009, a commitment fee of 0.10% per annum based on the Master
LLC's pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus

26 BLACKROCK BASIC VALUE FUND, INC. DECEMBER 31, 2010

Notes to Financial Statements (concluded) Master Basic Value LLC

1.25% per annum and (b) the Fed Funds rate plus 1.25% per annum on amounts borrowed. In addition, the Master LLC paid administration and arrangement fees which were allocated to the Master LLC based on its net assets as of October 31, 2009. Effective November 2010, the credit agreement was renewed until November 2011 with the following terms: a commitment fee of 0.08% per annum based on the Master
LLC's pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.00% per annum and (b) the Fed Funds rate plus 1.00% per annum on amounts borrowed. In addition, the Master LLC paid adminis-
tration and arrangement fees which were allocated to the Master LLC based on its net assets as of October 31, 2010. The Master LLC did not borrow under the credit agreement during the six months ended
December 31, 2010.

5. Concentration, Market and Credit Risk:

In the normal course of business, the Master LLC invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Master
LLC may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Master LLC;
conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the
Master LLC may be exposed to counterparty credit risk, or the risk that an entity with which the Master LLC has unsettled or open transactions may fail to or be unable to perform on its commitments. The Master LLC manages counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those coun-
terparties. Financial assets, which potentially expose the Master LLC to market, issuer and counterparty credit risks, consist principally of finan-
cial instruments and receivables due from counterparties. The extent of the Master LLC's exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Master LLC's Statement of Assets and Liabilities,
less any collateral held by the Master LLC.

6. Subsequent Events:

Management has evaluated the impact of all subsequent events on the
Master LLC through the date the financial statements were issued and has determined that there were no subsequent events requiring adjust-
ment or additional disclosure in the financial statements.

BLACKROCK BASIC VALUE FUND, INC. DECEMBER 31, 2010 27

Officers and Directors

Robert M. Hernandez, Chairman of the Board, Director and Member
of the Audit Committee
Fred G. Weiss, Vice Chairman of the Board, Chairman of
the Audit Committee and Director
James H. Bodurtha, Director
Bruce R. Bond, Director
Donald W. Burton, Director
Richard S. Davis, Director
Stuart E. Eizenstat, Director
Laurence D. Fink, Director
Kenneth A. Froot, Director
Henry Gabbay, Director
John F. O’Brien, Director
Roberta Cooper Ramo, Director
David H. Walsh, Director
John M. Perlowski, President and Chief Executive Officer
Brendan Kyne, Vice President
Brian Schmidt, Vice President
Neal Andrews, Chief Financial Officer
Jay Fife, Treasurer
Brian Kindelan, Chief Compliance Officer of the Fund
Ira Shapiro, Secretary

Investment Advisor
BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisor
BlackRock Investment Management, LLC
Plainsboro, NJ 08536

Custodian
The Bank of New York Mellon
New York, NY 10286

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809

Accounting Agent
State Street Bank and Trust Company
Princeton, NJ 08540

Distributor
BlackRock Investments, LLC
New York, NY 10022

Independent Registered
Public Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019

Address of the Fund
100 Bellevue Parkway
Wilmington, DE 19809

Effective September 15, 2010, John M. Perlowski became President and Chief Executive Officer of the Fund and the Master LLC.

Effective November 10, 2010, Ira Shapiro became Secretary of the Fund and the Master LLC.

Effective December 31, 2010, Richard R. West retired as a Director of the Fund and Master LLC.
The Board wishes Mr. West well in his retirement.

28 BLACKROCK BASIC VALUE FUND, INC. DECEMBER 31, 2010

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or
Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1) Access the BlackRock website at
http://www.blackrock.com/edelivery

2) Select “eDelivery” under the “More Information” section

3) Log into your account

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.

Availability of Quarterly Portfolio Schedule of Investments

The Fund/Master LLC files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”)
for the first and third quarters of each fiscal year on Form N-Q. The
Fund’s/Master LLC‘s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the
SEC’s Public Reference Room in Washington, D.C. Information on the
operation of the Public Reference Room may be obtained by calling
(800) SEC-0330. The Fund’s/Master LLC‘s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund/Master LLC uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762;
(2) at http://www.blackrock.com; and (3) on the SEC’s website at
http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund/Master LLC voted proxies relating to securities held in the Fund’s/Master LLC’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800)
441-7762 and (2) on the SEC’s website at http://www.sec.gov.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any busi-
ness day to get information about your account balances, recent transac-
tions and share prices. You can also reach us on the Web at
http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional,
Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BLACKROCK BASIC VALUE FUND, INC. DECEMBER 31, 2010 29

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal informa-
tion BlackRock collects, how we protect that information and why in cer-
tain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regula-
tions require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service
Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or serv-
ices that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those
BlackRock employees with a legitimate business need for the informa-
tion. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its
Clients, including procedures relating to the proper storage and disposal of such information.

30 BLACKROCK BASIC VALUE FUND, INC. DECEMBER 31, 2010

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

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BlackRock Basic Value Fund	BlackRock Index Equity Portfolio*		Opportunities Portfolio
BlackRock Capital Appreciation Fund	BlackRock International Fund		BlackRock Small Cap Core Equity Portfolio
BlackRock Energy & Resources Portfolio	BlackRock International Index Fund		BlackRock Small Cap Growth Equity Portfolio
BlackRock Equity Dividend Fund	BlackRock International Opportunities Portfolio		BlackRock Small Cap Growth Fund II
BlackRock EuroFund	BlackRock International Value Fund		BlackRock Small Cap Index Fund
BlackRock Focus Growth Fund	BlackRock Large Cap Core Fund		BlackRock Small/Mid-Cap Growth Portfolio
BlackRock Focus Value Fund	BlackRock Large Cap Core Plus Fund		BlackRock S&P 500 Index Fund
BlackRock Global Allocation Fund†	BlackRock Large Cap Growth Fund		BlackRock S&P 500 Stock Fund
BlackRock Global Dynamic Equity Fund	BlackRock Large Cap Value Fund		BlackRock U.S. Opportunities Portfolio
BlackRock Global Emerging Markets Fund	BlackRock Latin America Fund		BlackRock Utilities and Telecommunications Fund
BlackRock Global Financial Services Fund	BlackRock Mid-Cap Growth Equity Portfolio		BlackRock Value Opportunities Fund
BlackRock Global Growth Fund	BlackRock Mid-Cap Value Equity Portfolio		BlackRock World Gold Fund
BlackRock Global Opportunities Portfolio	BlackRock Mid Cap Value Opportunities Fund
Fixed Income Funds
BlackRock Bond Index Fund	BlackRock High Yield Bond Portfolio		BlackRock Managed Income Portfolio
BlackRock Bond Portfolio	BlackRock Income Portfolio†		BlackRock Multi-Sector Bond Portfolio
BlackRock Emerging Market Debt Portfolio	BlackRock Inflation Protected Bond Portfolio		BlackRock Short-Term Bond Fund
BlackRock Floating Rate Income Portfolio	BlackRock Intermediate Government		BlackRock Strategic Income
BlackRock GNMA Portfolio	Bond Portfolio		Opportunities Portfolio
BlackRock Global Dividend Income Portfolio†	BlackRock International Bond Portfolio		BlackRock Total Return Fund
BlackRock Government Income Portfolio	BlackRock Long Duration Bond Portfolio		BlackRock Total Return Portfolio II
BlackRock High Income Fund	BlackRock Low Duration Bond Portfolio		BlackRock World Income Fund
Municipal Bond Funds
BlackRock AMT-Free Municipal Bond Portfolio	BlackRock Kentucky Municipal Bond Portfolio		BlackRock New York Municipal Bond Fund
BlackRock California Municipal Bond Fund	BlackRock Municipal Fund		BlackRock Ohio Municipal Bond Portfolio
BlackRock High Yield Municipal Fund	BlackRock National Municipal Fund		BlackRock Pennsylvania Municipal Bond Fund
BlackRock Intermediate Municipal Fund	BlackRock New Jersey Municipal Bond Fund		BlackRock Short-Term Municipal Fund
Target Risk & Target Date Funds†
BlackRock Prepared Portfolios	BlackRock Lifecycle Prepared Portfolios		BlackRock LifePath Portfolios
Conservative Prepared Portfolio	2015	2035	Retirement	2040
Moderate Prepared Portfolio	2020	2040	2020	2045
Growth Prepared Portfolio	2025	2045	2025	2050
Aggressive Growth Prepared Portfolio	2030	2050	2030	2055

* See the prospectus for information on specific limitations on investments in the fund.
† Mixed asset fund.

BlackRock mutual funds are currently distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at
www.blackrock.com or by calling (800) 441-7762 or from your financial advisor. The prospectus should be read carefully before investing.

BLACKROCK BASIC VALUE FUND, INC. DECEMBER 31, 2010 31

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless

accompanied or preceded by the Fund’s current prospec-

tus. Past performance results shown in this report should

not be considered a representation of future performance.

Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less

than their original cost. Statements and other information

herein are as dated and are subject to change. Please see

the Fund’s prospectus for a description of risks associated

with global investments.

Item 2 – Code of Ethics – Not Applicable to this semi-annual report

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 – Audit Committee of Listed Registrants – Not Applicable

Item 6 – Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to
Stockholders filed under Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies – Not Applicable

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and
Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 – Controls and Procedures

(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b)
under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Basic Value Fund, Inc. and Master Basic Value LLC

By: /S/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Basic Value Fund, Inc. and Master Basic Value LLC

Date: March 4, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /S/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Basic Value Fund, Inc. and Master Basic Value LLC

Date: March 4, 2011

By: /S/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Basic Value Fund, Inc. and Master Basic Value LLC

Date: March 4, 2011